Expense Example - Neuberger Berman Carbon Transition & Infrastructure ETF - Neuberger Berman Carbon Transition & Infrastructure ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	$ 2,454